long-term debt (Details) $ in Millions, $ in Millions	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Jan. 01, 2017 CAD ($)
Details of long-term debt
Long-term debt		$ 14,145	$ 13,660
Current		1,009	1,404	$ 1,327
Non-current		13,136	12,256	$ 11,604
TELUS Corporation notes
Details of long-term debt
Long-term debt		13,090	11,561
TELUS Corporation commercial paper
Details of long-term debt
Long-term debt	$ 2	3	1,140
TELUS Communications Inc. debentures
Details of long-term debt
Long-term debt		620	620
TELUS International (Cda) Inc. credit facility
Details of long-term debt
Long-term debt		$ 432	$ 339